Capital Stock & Earnings (Loss) Per Share (Tables) - OneMain Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of par value and shares authorized

Par value and shares authorized at December 31, 2015 were as follows:

	Preferred Stock *	Common Stock

Par value	$0.01	$0.01
Shares authorized	300,000,000	2,000,000,000

*	No shares of preferred stock were issued and outstanding at December 31, 2015 or 2014.

Schedule of changes in common shares issued and outstanding

Changes in shares of common stock issued and outstanding were as follows:

At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	114,832,895	114,832,895	100,000,000
Common shares issued	19,661,277	—	14,832,895
Balance at end of period	134,494,172	114,832,895	114,832,895

Schedule of shares issued and outstanding

The computation of earnings (loss) per share was as follows:

(dollars in millions except earnings (loss) per share)
Years Ended December 31,	2015	2014	2013

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$(242)	$505	$(19)
Denominator:
Weighted average number of shares outstanding (basic)	127,910,680	114,791,225	102,917,172
Effect of dilutive securities *	—	473,898	—
Weighted average number of shares outstanding (diluted)	127,910,680	115,265,123	102,917,172
Earnings (loss) per share:
Basic	$(1.89)	$4.40	$(0.19)
Diluted	$(1.89)	$4.38	$(0.19)

*	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015, 2014, and 2013 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:

Schedule of computation of earnings per share

The computation of earnings (loss) per share was as follows:

(dollars in millions, except earnings (loss) per share)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$25	$(13)	$188	$(23)
Denominator:
Weighted average number of shares outstanding (basic)	134,730,251	134,452,763	134,717,870	125,701,635
Effect of dilutive securities *	256,883	—	231,467	—
Weighted average number of shares outstanding (diluted)	134,987,134	134,452,763	134,949,337	125,701,635
Earnings (loss) per share:
Basic	$0.19	$(0.10)	$1.40	$(0.18)
Diluted	$0.19	$(0.10)	$1.39	$(0.18)

*	We have excluded the following shares in the diluted earnings (loss) per share calculation for the three and nine months ended September 30, 2016 and 2015 because these shares would be anti-dilutive, which could impact the earnings (loss) per share calculation in the future: